GOODWILL AND INTANGIBLE ASSETS - Schedule of Goodwill by Segment (Parenthetical) (Detail) $ in Thousands	Nov. 28, 2019 USD ($)
Japan Ski Resort [Member]
Goodwill [Line Items]
Goodwill from acquisition	$ 13,731